STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits, beginning of year	$ 1,124,575,606	$ 1,016,620,689
Contributions:
Employer	32,621,563	36,128,552
Employee	51,604,939	52,960,058
Rollover	4,295,208	7,815,993
Total contributions	88,521,710	96,904,603
Transfers in from ESOP (Note 7)	1,142,573	1,863,329
Investment income:
Interest and dividend income	10,337,945	10,062,285
Net appreciation in fair value	185,605,414	127,638,923
Total investment income	195,943,359	137,701,208
Distributions to participants	(123,034,552)	(127,896,904)
Administrative expenses	(836,249)	(617,319)
Net increase	161,736,841	107,954,917
Net assets available for benefits, end of year	$ 1,286,312,447	$ 1,124,575,606